UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number   811-03904

Value Line Tax Exempt Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524
(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: February 28, 2013

Date of reporting period: August 31,2012

Item I.  Reports to Stockholders.

A copy of the Semi-Annual Report to Stockholders for the period ended 8/31/12 is included with this Form.

INVESTMENT ADVISER	EULAV Asset Management 7 Times Square 21st Floor New York, NY 10036-6524	S E M I - A N N U A L R E P O R T
A u g u s t 3 1 , 2 0 1 2

DISTRIBUTOR CUSTODIAN BANK SHAREHOLDER SERVICING AGENT INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM LEGAL COUNSEL DIRECTORS OFFICERS

EULAV Securities LLC
7 Times Square 21st Floor
New York, NY 10036-6524

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

State Street Bank and Trust Co.
c/o BFDS
P.O. Box 219729
Kansas City, MO 64121-9729

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Peter D. Lowenstein, Esq.
496 Valley Road
Cos Cob, CT 06807-0272

Mitchell E. Appel
Joyce E. Heinzerling
Francis C. Oakley
David H. Porter
Paul Craig Roberts
Nancy-Beth Sheerr
Daniel S. Vandivort

Mitchell E. Appel
President
Michael J. Wagner
Chief Compliance Officer
Emily D. Washington
Treasurer and Secretary
The Value Line Tax Exempt Fund, Inc.

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

#00088207

The Value Line Tax Exempt Fund, Inc.

To Our Value Line Tax Exempt

To Our Shareholders (unaudited):

Enclosed is your semi-annual report for the six months ended August 31, 2012. We encourage you to carefully review this report, which includes economic highlights, your Fund’s performance data, schedule of investments, and financial statements.

For the six months ended August 31, 2012, the total return of the Value Line Tax Exempt Fund was 2.55%. This performance trailed the performance of the Barclays Capital Municipal Bond Index(1), which posted a return of 2.94% for the period. We continued to follow a conservative investment policy focusing on principal preservation and tax exempt income maximization. The Fund’s focus on the highest quality credits largely accounts for its underperformance relative to the Barclays Capital Municipal Bond Index. Additional investment strategies employed for shareholder benefit include maintaining moderate trading activity to minimize trading costs to the Fund, and striving to stay fully invested in order to maximize investment income.

U.S. state and local debt continues to exhibit positive performance in 2012. Many investors were drawn to the tax exempt market as a safe haven amid Europe’s debt crisis and signs of slowing global economic growth. The municipal market has also benefited from its own improving fundamentals with a low default rate and rising tax receipts for ten straight quarters. Strong investor appetite for municipal bonds, coupled with modest issuance of new municipal bonds, also provided price support to this market. Clear strengthening in some, though not all real estate markets, may help boost tax receipts going forward, and allow states to continue to address some still formidable budgetary challenges.

All of us at the Adviser welcome the opportunity to serve your investment needs and appreciate your continued interest in the Value Line Funds family.

Sincerely

/s/ Mitchell Appel
Mitchell Appel, President

/s/ Liane Rosenberg
Liane Rosenberg, Portfolio Manager

(1)
The Barclays Capital Municipal Bond Index is a total-return performance benchmark for the long-term investment grade tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes and is not possible to directly invest in this Index.

The Value Line Tax Exempt Fund, Inc.

Fund Shareholders

Economic Highlights (unaudited)

The U.S. stock market has displayed remarkable strength this year with the S&P 500 returning 13.5% through August 31, 2012. The resilience of the market was evident as it posted positive returns despite some strong headwinds, including a weakening outlook for global economic growth. Several members of the European Union continued to face a serious debt crisis including Greece, Portugal, Italy, and Spain. Tough austerity measures have been implemented but it is still unclear as to the timetable for the resolution of the debt crisis most severely affecting southern Europe.

At home, GDP grew 2.2% for the first quarter of the year, slowing to 1.5% for the second quarter. The second quarter slowdown was not surprising given that consumer spending has been lackluster, the government has been cutting spending, and hiring has been tepid. A sluggish labor market remains the primary stumbling block for the U.S. economy. Employment growth averaged 75,000 per month in the second quarter, down from a monthly average of 226,000 in the first quarter. However, there has been modest improvement in the overall unemployment rate this year, dropping from 8.5% at year-end 2011 to 8.1% on August 31, 2012.

Consumer confidence unexpectedly rose in July after declining much of the year, but retreated in August. The latest reading indicated the most pessimism thus far year, driven by growing concerns over the job market and the near-term outlook for business conditions. Despite this pessimism, retail sales came in stronger than expected in August, boosted by demand for automobiles. It is critical for the growth of the domestic economy that consumers continue to spend as they account for 70% of economic activity.

The housing market has been a bit of a bright spot for the economy. Home prices nationwide on a year-over-year basis in August 2012 soared 4.6%. This was the biggest year-over-year increase since July 2006. Particularly encouraging was the breadth of the rebound, with all but six states experiencing the gains.

U.S. Treasury bond prices defied those investors expecting a weakened performance after the U.S. government’s loss of it AAA rating last year from the Standard and Poor’s rating agency. The other major rating agencies, Moody’s and Fitch, maintained their AAA ratings for U.S. government debt. Many investors were drawn to the relative safety of U.S. Treasury bonds amidst the uncertainty of world economic events. While the 10-year U.S. Treasury bond hovered around a 2% yield in the first quarter, it had toucheda 1.5% yield by the end of August.

The Value Line Tax Exempt Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2012 through August 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/12	Ending account value 8/31/12	Expenses paid during period 3/1/12 thru 8/31/12*
Actual	$1,000.00	$1,025.48	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.74	$4.51

*
Expenses are equal to the Fund’s annualized expense ratio of 0.89% multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

The Value Line Tax Exempt Fund, Inc.

Portfolio Highlights at August 31, 2012 (unaudited)

Ten Largest Long-Term Holdings

	Principal		Percentage of
Issue	Amount	Value	Net Assets
Leander Texas Independent School District, General Obligation
Unlimited, Capital Appreciation, Refunding & School Building,
PSF-GTD Insured, 0.00%, 8/15/41	$10,000,000	$2,104,200	2.3%
Arlington Texas, Special Tax, 5.00%, 8/15/28	1,575,000	1,749,809	1.9%
Columbus Indiana Renovation School Building Corporation First
Mortgage, Revenue Bonds, NATL-RE State Aid Withholding
Insured, 5.00%, 7/15/21	1,605,000	1,731,522	1.9%
Hays Texas Consolidated Independent School District, General
Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%,
8/15/32	1,500,000	1,591,950	1.7%
Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser.
A, 5.00%, 8/15/32	1,170,000	1,346,799	1.5%
Mississippi Hospital Equipment & Facilities Authority, Revenue
Bonds, Forest County General Hospital, 5.25%, 1/1/28	1,120,000	1,222,278	1.3%
New Jersey State Educational Facilities Authority Revenue, Revenue
Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	1,000,000	1,183,100	1.3%
Delaware Valley Regional Finance Authority, Permanently Fixed
Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18	1,000,000	1,170,500	1.3%
Miami-Dade County Florida Double Barreled Aviation, General
Obligation Unlimited, 5.00%, 7/1/27	1,000,000	1,162,140	1.3%
Oregon State Department of Administrative Services Lottery Revenue,
Revenue Bonds, Ser. A, 5.00%, 4/1/29	1,000,000	1,160,080	1.3%

Asset Allocation — Percentage of Fund’s Net Assets

The Value Line Tax Exempt Fund, Inc.

Long-Term Investments Allocation — Percentage of Fund’s Long-Term Investment Securities

Quality Diversification — Credit Quality expressed as a Percentage of Fund’s Net Assets as of 8/31/12

Aaa/AAA	16.6%
Aa1/AA+	15.9%
Aa2/AA	22.0%
Aa3/AA-	15.9%
A1/A+	11.1%
A2/A	9.0%
A3/A-	2.0%
Baa1	2.2%
Baa2	4.1%
NR	0.6%
Total Investments	99.4%
Cash and other assets in excess of liabilities	0.6%
Total Net Assets	100.0%

Source: Moody’s ratings, defaulting to S&P when not rated.
Credit quality is subject to change.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)	August 31, 2012

Principal Amount		Rating (unaudited)		Value
LONG-TERM MUNICIPAL SECURITIES (99.4%)

	ALABAMA (0.4%)
$310,000	University of Alabama (The), Revenue Bonds, Ser. A, 4.50%, 10/1/40	Aa2		$332,556
	ALASKA (0.5%)
400,000	North Slope Boro Alaska, General Obligation Unlimited, Ser. A, 5.00%, 6/30/17	Aa3		476,784

	ARIZONA (1.1%)
440,000	Arizona State Transportation Board Highway Revenue, Revenue Bonds, Ser. B, 5.00%, 7/1/31	Aa1		497,306
235,000	Arizona State Transportation Board Grant Anticipation Notes, Ser. A-1, 5.00%, 7/1/16	Aa2		273,735
250,000	City of Scottsdale Arizona, General Obligation Unlimited, Project 2004-Preserve Acquisition, 3.00%, 7/1/30	Aaa		251,905
				1,022,946
	ARKANSAS (1.5%)
	Arkansas State Development Financing Authority, Economic Development Revenue Bonds, Ser. B, ADFA Guaranteed:
290,000	4.25%, 3/1/15	A	*	302,508
485,000	4.30%, 3/1/16	A	*	504,642
500,000	Arkansas State Water, Waste Disposal and Pollution, General Obligation Unlimited, Extraordinary Redemption Provision, Ser. A, 4.00%, 7/1/26	Aa1		557,375
				1,364,525
	CALIFORNIA (11.6%)
350,000	Bay Area Toll Authority, California Toll Bridge Revenue, Revenue Bonds, Ser. F, 5.00%, 4/1/31	Aa3		392,420
100,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, 5.00%, 9/1/33	Aa3		117,357
500,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Ser. A, 5.25%, 10/1/38	Aa1		587,115
250,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Packard Children’s Hospital, Ser. B, 5.00%, 8/15/26	Aa3		294,260
200,000	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Ser. A, 4.50%, 11/15/35	Aa3		212,376
225,000	California State Department of Water Resources Center Valley Project Water Sys - Ser. AG, Refunding Revenue Bonds, 4.38%, 12/1/29	Aa1		252,333
250,000	California State Department of Water Resources Power Supply Revenue, Revenue Bonds, Ser. L, 5.00%, 5/1/15	Aa3		279,855
750,000	California State Public Works Board, Revenue Bonds, Department of Corrections and Rehabilitation, 5.00%, 6/1/27	A2		851,505

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	California State, General Obligation Unlimited:
$500,000	5.00%, 2/1/38	A1		$550,855
250,000	5.00%, 9/1/41	A1		274,085
500,000	5.25%, 11/1/40	A1		565,455
370,000	California State, General Obligation Unlimited, FSA AGM Insured, 5.00%, 9/1/14	AA	-*	401,335
250,000	City of Pasadena, California Certificate of Participation, Ser. C, 4.75%, 2/1/38	AA	+*	268,738
500,000	City of Santa Rosa, California Wastewater Revenue Bonds, Ser. A, 5.00%, 9/1/33	Aa3		579,285
500,000	Dry Creek California Joint Elementary School District, General Obligation Unlimited, Capital Appreciation Election 2008, AGM Insured, 0.00%, 8/1/30 (1)	Aa3		211,140
230,000	Inglewood Unified School District, School Facilities Financing Authority, Revenue Bonds, FSA Insured, 5.25%, 10/15/21	Aa3		259,983
775,000	Los Angeles Unified School District, General Obligation Unlimited, Ser. B, AMBAC Insured, 4.00%, 7/1/18 (2)	Aa2		856,662
330,000	Metropolitan Water District of Southern California, Refunding Revenue Bonds, Ser. C, 4.00%, 10/1/22	Aa1		388,463
250,000	San Diego County Regional Transportation Commission, Revenue Bonds, Ser. A, 5.00%, 4/1/42	Aa2		287,772
250,000	San Diego Unified School District, California General Obligation Unlimited, Election 1998, Ser. F-1, AGM Insured, 5.25%, 7/1/28	Aa2		325,272
855,000	Santa Clara County California Financing Authority Lease Revenue, Multiple Facilities Projects, Revenue Bonds, Ser. K, AMBAC Insured, 5.00%, 5/15/25 (2)	A1		939,927
150,000	Santa Monica Public Financing Authority, Lease Revenue Bonds, Ser. A, 4.00%, 6/1/18	Aa1		174,983
	State of California, General Obligation Unlimited, Various Purpose Bonds:
250,000	5.00%, 12/1/15	A1		284,290
1,000,000	5.13%, 4/1/33	A1		1,086,490
250,000	State Public Works Board, Lease Revenue Bonds, Judicial Council Projects - Ser. D, 5.00%, 12/1/18	A2		294,140
				10,736,096
	COLORADO (1.9%)
500,000	Arapahoe County Colorado School District Number 006 Littleton, General Obligation Unlimited, State Aid Withholding Insured, 5.00%, 12/1/16	Aa2		590,120
500,000	Larimer County Colorado School District No. R-1 Poudre, General Obligation Unlimited, 5.75%, 12/15/21		**	535,460
500,000	University of Colorado, Enterprise Revenue Bonds, 5.00%, 6/1/30	Aa2		590,350
				1,715,930

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
	CONNECTICUT (0.8%)
$200,000	Connecticut Housing Finance Authority, Revenue Bonds, Subser. C-1, 3.75%, 11/15/35	Aaa		$202,516
250,000	Connecticut State, General Obligation Unlimited, Ser. B, 5.00%, 4/15/13	Aa3		257,443
250,000	South Central Connecticut Regional Water Authority, Revenue Bonds, Twenty - Seventh Series, General Obligation of Authority Insured, 5.00%, 8/1/27	Aa3		303,120
				763,079
	DELAWARE (0.3%)
200,000	University of Delaware Revenue, Revenue Bonds, Ser. B, 4.00%, 11/1/19	AA	+*	236,880
	DISTRICT OF COLUMBIA (0.3%)
	District of Columbia Income Tax Secured Revenue, Revenue Bonds:
160,000	Ser. A, 3.00%, 12/1/24	Aa1		166,792
100,000	Ser. G, 5.00%, 12/1/36	Aa1		116,309
				283,101
	FLORIDA (6.6%)
750,000	Broward County Florida Half-Cent Sales Tax Revenue, Main Courthouse Project, Revenue Bonds, Ser. A, 5.00%, 10/1/16	Aa2		870,060
670,000	Cape Coral Florida Utility Special Assessment, Southwest 4 Area, NATL-RE Insured, 4.50%, 7/1/18	A2		721,449
250,000	City of Cape Coral, Florida Water & Sewer Revenue, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 10/1/23	Aa3		291,698
250,000	City of Daytona Beach, Florida Utility System Revenue, Refunding and Improvement Revenue Bonds, 4.00%, 11/1/15 (3)	A2		273,580
250,000	City of Jacksonville, Florida Special Revenue, Revenue Bonds, Ser. A, 5.25%, 10/1/30	Aa2		294,427
415,000	Hillsborough County School Board Certificates of Participation, Master Lease Program, NATL-RE Insured, 5.00%, 7/1/22	Aa2		465,663
350,000	Miami-Dade County Florida Aviation Revenue, Refunding Bonds, Miami International Airport, NATL-RE FGIC Insured, 5.75%, 10/1/17	A2		351,169
1,000,000	Miami-Dade County Florida Double Barreled Aviation, General Obligation Unlimited, 5.00%, 7/1/27	Aa2		1,162,140
250,000	Orlando Florida Capital Improvement Special Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/15	Aa2		276,678
465,000	Polk County Florida Public Facilities, Revenue Bonds, NATL-RE Insured, 5.00%, 12/1/21	A1		517,099
500,000	State of Florida Board of Education, General Obligation Unlimited, Refunding Capital Outlay 2011, Ser. F, 4.00%, 6/1/29	Aa1		543,830

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
$250,000	State of Florida, Department of Transportation, General Obligation Unlimited, 5.00%, 7/1/22	Aa1	$311,475
			6,079,268
	GEORGIA (2.7%)
500,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Ser. B, AGM Insured, 5.25%, 11/1/34	Aa3	571,005
	Metropolitan Atlanta Rapid Transit Authority, Revenue Bonds, 3rd Ser.:
125,000	5.25%, 7/1/36	A1	142,670
500,000	Ser. A, 4.00%, 7/1/36	A1	519,785
500,000	Municipal Electric Authority of Georgia, Combined Cycle Project, Revenue Bonds, Ser. A, 5.00%, 11/1/24	A1	586,840
630,000	Valdosta & Lowndes County Hospital Authority, Revenue Bonds, South Medical Center Project, Ser. B, County Guaranteed Insured, 5.00%, 10/1/41	Aa2	699,344
			2,519,644
	HAWAII (0.6%)
485,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Ser. A, 5.25%, 7/1/36	Aa2	572,407
	IDAHO (0.3%)
250,000	Idaho Housing & Finance Association, Grant & Revenue Anticipation Bonds, Federal Highway - A, 5.00%, 7/15/29	Aa2	291,440
	ILLINOIS (2.4%)
500,000	Chicago Illinois Transit Authority, Federal Transit Administration Section 5309, Revenue Bonds, Ser. A, 5.00%, 6/1/22	Aa3	559,695
250,000	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Ser. B, 5.00%, 7/1/26	A2	294,980
250,000	Illinois State, General Obligation Unlimited, 5.00%, 3/1/16	A2	281,412
1,000,000	Northern Illinois Municipal Power Agency, Revenue Bonds, Prairie State Project, Ser. A, NATL-RE Insured, 5.00%, 1/1/20	A2	1,125,130
			2,261,217
	INDIANA (3.3%)
1,605,000	Columbus Indiana Renovation School Building Corporation First Mortgage, Revenue Bonds, NATL-RE State Aid Withholding Insured, 5.00%, 7/15/21	Baa2	1,731,522
440,000	Franklin Township Indiana School Building Corporation, Marion County First Mortgage, Revenue Bonds, MBIA Insured, 5.00%, 7/15/23	Baa2	489,826
750,000	Saint Joseph County Indiana Educational Facilities Revenue, University of Notre Dame Du Lac Project, Revenue Bonds, 5.00%, 3/1/36	Aaa	857,182
			3,078,530

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
	IOWA (0.6%)
$500,000	Iowa Finance Authority, State Revolving Fund, Revenue Bonds, 3.38%, 8/1/29	Aaa		$525,565
	KANSAS (0.9%)
500,000	Johnson County Kansas Unified School District No. 512 Shawnee Mission, General Obligation Unlimited, Ser. A, 4.50%, 10/1/27	Aaa		538,440
250,000	Kansas State Development Finance Authority Revenue, Transportation Revolving Fund, Revenue Bonds, Ser. TR, 2.25%, 10/1/13	Aa1		254,897
				793,337
	KENTUCKY (0.9%)
450,000	Kentucky State Turnpike Authority Economic Development Road Revenue, Revenue Bonds, Revitalization Projects - Ser. A, 5.00%, 7/1/19	Aa2		553,563
250,000	Louisville & Jefferson County Metropolitan Government Parking Authority, Revenue Bonds, Ser. B, 3.25%, 12/1/13	Aa2		258,957
				812,520
	LOUISIANA (0.6%)
250,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, Parish of East Baton Rouge Road Improvements, 5.00%, 8/1/24	Aa3		303,290
250,000	Louisiana Office Facilities Corp., Revenue Bonds, 5.00%, 11/1/17	Aa3		296,073
				599,363
	MAINE (0.4%)
250,000	Maine State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, Ser. C, 5.00%, 7/1/21	A1		291,385
100,000	Maine Turnpike Authority, Revenue Bonds, Ser. A, 5.00%, 7/1/37	Aa3		115,261
				406,646
	MARYLAND (1.2%)
500,000	Howard County Maryland Consolidated Public Improvement, General Obligation Unlimited, Ser. A, 4.00%, 2/15/23	Aaa		571,585
500,000	Maryland State, General Obligation Unlimited, Second Refunding Bonds, Ser. E, 5.00%, 8/1/15	Aaa		566,815
				1,138,400
	MASSACHUSETTS (4.8%)
500,000	Commonwealth of Massachusetts, General Obligation Limited, Consolidated Loan, Ser. D, 4.00%, 10/1/28	Aa1		553,740
245,000	Martha’s Vineyard Land Bank, Revenue Bonds, AMBAC Insured, 4.25%, 5/1/36 (2)	A	-*	254,099
500,000	Massachusetts Bay Transportation Authority, Revenue Assessment Bonds, Ser. A, 4.00%, 7/1/37	Aa1		520,630

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)	Value
$500,000	Massachusetts Development Finance Agency Revenue, Refunding Revenue Bonds, Harvard University, Ser. B-2, 5.25%, 2/1/34	Aaa	$605,460
250,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Harvard University, Ser. A, 5.00%, 12/15/30	Aaa	299,572
500,000	Massachusetts Health & Educational Facilities Authority Revenue, Revenue Bonds, Tufts University, Ser. M, 5.50%, 2/15/27	Aa2	666,990
250,000	Massachusetts School Building Authority Sales Tax Revenue, Revenue Bonds, Senior Ser. B, 5.00%, 10/15/41	Aa1	288,343
350,000	Massachusetts State, General Obligation Limited, AMBAC Insured, Consolidated Loan, Ser. C, 5.00%, 8/1/37 (2)	Aa1	400,655
150,000	Massachusetts State, General Obligation Unlimited, Ser. B, 5.00%, 11/1/16	Aa1	177,002
115,000	Town of Nantucket, Massachusetts Municipal Purpose Loan, General Obligation Limited, 4.13%, 2/15/24	Aa2	126,470
500,000	University of Massachusetts Building Authority Project Revenue, Revenue Bonds, Senior Ser. 1, 5.00%, 11/1/15	Aa2	569,125
			4,462,086
	MICHIGAN (0.3%)
250,000	Grand Rapids Michigan Water Supply, Revenue Bonds, 5.00%, 1/1/17	Aa2	294,865
	MINNESOTA (0.4%)
340,000	Osseo Independent School District No. 279, General Obligation Unlimited, Refunding & School Building, Ser. A, AGM Insured, 5.00%, 2/1/15	Aa1	376,472
	MISSISSIPPI (1.3%)
1,120,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds, Forest County General Hospital, 5.25%, 1/1/28	A2	1,222,278
	MISSOURI (1.2%)
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Revenue Bonds, Remk-Metrolink Cross Country Project, AGM Insured, 5.00%, 10/1/21	Aa3	1,075,580
	NEBRASKA (0.6%)
285,000	Central Plains Energy Project, Revenue Bonds, Project No. 3, 5.00%, 9/1/21	A3	316,715
250,000	University of Nebraska, Lincoln Student, Revenue Bonds, 4.00%, 7/1/33	Aa1	266,750
	NEVADA (0.3%)		583,465
250,000	City of Henderson, Nevada Refunding, General Obligation Limited, 4.00%, 6/1/31	Aa2	260,023

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
	NEW HAMPSHIRE (0.6%)
$500,000	New Hampshire State, General Obligation Unlimited, Ser. B, 4.00%, 2/1/30	Aa1		$554,600

	NEW JERSEY (2.9%)
500,000	New Jersey Building Authority, Revenue Bonds, Ser. A, 5.00%, 6/15/17	A1		564,525
500,000	New Jersey Economic Development Authority, Revenue Bonds, 5.00%, 6/15/15	Baa1		550,415
100,000	New Jersey Institute of Technology, Revenue Bonds, Ser. A, General Obligation of Institution Insured, 5.00%, 7/1/42	A1		113,632
1,000,000	New Jersey State Educational Facilities Authority Revenue, Revenue Bonds, Princeton University, Ser. B, 5.00%, 7/1/35	Aaa		1,183,100
250,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Transportation System - Ser. B, 5.00%, 6/15/18	A1		300,135
				2,711,807

	NEW MEXICO (0.7%)
500,000	New Mexico Finance Authority, State Transportation Revenue, Refunding Revenue Bonds, 5.00%, 6/15/18	Aa1		609,915

	NEW YORK (7.9%)
150,000	County of Saratoga, New York Public Improvement Bonds, General Obligation Unlimited, Ser. A, 4.00%, 7/15/21	Aa1		168,362
750,000	County of Westchester, General Obligation Unlimited, Ser. B, 3.00%, 6/1/21	Aaa		818,377
	Dormitory Authority, Revenue Bonds:
210,000	Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18	Aa3		226,737
500,000	State Personal Income Tax Education, Ser. B, 5.00%, 3/15/28	AAA	*	592,610
400,000	Housing Finance Agency, Revenue Bonds, Ser. A, 5.00%, 3/15/39	AAA	*	455,780
200,000	Metropolitan Transportation Authority, New York, Revenue Bonds, Ser. A, AGM Insured, 5.00%, 11/15/36	Aa3		226,114
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Revenue Bonds, Ser. B, 5.00%, 11/15/34	AA	*	282,345
100,000	New York State Dormitory Authority, Cornell University Revenue Bonds, Ser. A, 5.00%, 7/1/40	Aa1		113,567
100,000	New York State Dormitory Authority, Municipal Health Facilities Lease, Revenue Bonds, Subser. 2-2, 5.00%, 1/15/21	Aa3		114,630
150,000	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds, General Purpose, Ser. A, 5.00%, 3/15/31	AAA	*	175,155
150,000	New York State Dormitory Authority, State Personal Income Tax Revenues General Purpose, Revenue Bonds, Ser. A, 4.50%, 3/15/35	AAA	*	163,998

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	New York State Environmental Facilities Corp., Revolving Funds Revenue Bonds:
$500,000	Ser. B, 5.00%, 6/15/28	Aaa		$582,665
125,000	Ser. C, 4.13%, 6/15/22	Aaa		137,858
250,000	New York State Local Government Assistance Corp., Revenue Bonds, Refunding & Sub Lien - Ser. B, 5.00%, 4/1/14	AAA	*	268,940
150,000	New York State Urban Development Corp., Revenue Bonds, Ser. C, 5.00%, 12/15/17	AAA	*	181,133
150,000	New York State, General Obligation Unlimited, Ser. A, 3.50%, 2/15/23	Aa2		164,133
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Seventy - First Series, 4.00%, 7/15/38	Aa2		104,206
100,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty - Sixth Series, General Obligation of Authority Insured, 5.00%, 7/15/33	Aa2		116,721
150,000	Port Authority of New York & New Jersey, Consolidated Bonds, Revenue Bonds, One Hundred Sixty -Third Series, 4.00%, 7/15/27	Aa2		164,636
250,000	Thruway Authority, Revenue Bonds, Second General Highway and Bridge Trust Fund, Ser. A, AMBAC Insured, 5.00%, 4/1/20 (2)	AA	*	283,012
175,000	Tobacco Settlement Financing Corp., Revenue Bonds, Asset Backed, Ser. A1, BHAC-CR AMBAC Insured, 5.25%, 6/1/21 (2)	Aa1		181,321
	Triborough Bridge & Tunnel Authority:
250,000	Revenue Bonds, Ser. C, General Obligation of Authority Insured, 5.00%, 11/15/19	Aa3		301,872
500,000	Revenue Bonds, Subser. D, 5.00%, 11/15/26	A1		568,680
250,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, FSA-CR AGM-CR MBIA Insured, 5.50%, 11/15/19	Aa3		318,697
500,000	Urban Development Corp., Refunding Service Contract, Revenue Bonds, Ser. B, 5.00%, 1/1/20	AA	-*	552,725
				7,264,274
	NEW YORK CITY (7.4%)
150,000	Battery Park City Authority, Senior Revenue Bonds, Ser. B, 5.00%, 11/1/34	Aaa		183,962
350,000	City of New York, General Obligation Unlimited, Fiscal 2008, Subser. C-1, AGM Insured, 5.00%, 10/1/24	Aa2		408,261
150,000	City of New York, General Obligation Unlimited, Fiscal 2010, Ser. F, 5.00%, 8/1/16	Aa2		174,825
150,000	City of New York, General Obligation Unlimited, Fiscal 2011, Ser. I, Subser. I-1, 5.00%, 8/1/17	Aa2		179,816

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
$250,000	City of New York, General Obligation Unlimited, Fiscal 2012, Ser. A-1, 5.00%, 8/1/32	Aa2		$289,917
250,000	Housing Development Corp., Revenue Bonds, Ser. D-1-B, 4.20%, 5/1/37	Aa2		255,722
110,000	Industrial Development Agency, Special Facility Revenue Refunding Bonds, New York Stock Exchange Project, Ser. A, 5.00%, 5/1/29	Aa3		123,836
	Municipal Water Finance Authority, Water and Sewer System Revenue, Revenue Bonds:
500,000	Ser. C, 4.75%, 6/15/33	Aa1		556,830
150,000	Ser. C, 5.00%, 6/15/30	Aa1		166,328
250,000	Ser. DD, 4.50%, 6/15/38	Aa2		263,522
	Municipal Water Finance Authority, Water and Sewer System Revenue, Second General Resolution Revenue Bonds:
200,000	Ser. GG-1, 5.00%, 6/15/39	Aa2		226,760
150,000	Ser. GG-1, 5.25%, 6/15/32	Aa2		175,400
250,000	New York City Health & Hospital Corp., Revenue Bonds, Health Systems, Ser. A, 5.00%, 2/15/16	Aa3		283,635
1,000,000	New York City Municipal Water Finance Authority, Water and Sewer Second General Resolution Fiscal 2008, Revenue Bonds, Ser. DD, 4.75%, 6/15/36	Aa2		1,102,950
250,000	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Ser. S-1, State Aid Withholding Insured, 5.00%, 1/15/14	Aa3		265,927
300,000	Transitional Finance Authority Future Tax Secured, Revenue Bonds, Fiscal 2011, Ser. D, 5.00%, 2/1/35	Aa1		343,131
	Transitional Finance Authority, Building Aid Revenue Bonds:
250,000	Fiscal 2007, Ser. S-1, NATL-RE FGIC State Aid Withholding Insured, 5.00%, 7/15/23	Aa3		282,835
200,000	Fiscal 2009, Ser. S-5, 5.00%, 1/15/26	Aa3		236,514
200,000	Transitional Finance Authority, Building Aid Revenue Bonds, Fiscal 2012, Subser. S-1A, State Aid Withholding Insured, 4.00%, 7/15/21	Aa3		228,452
	Transitional Finance Authority, Revenue Bonds:
150,000	Subordinated Future Tax Secured, Ser. A, 5.00%, 5/1/30	Aa1		174,492
400,000	Subordinated Future Tax Secured, Ser. B, 5.00%, 11/1/23	Aa1		467,944
250,000	Trust for Cultural Resources Revenue, Refunding Bonds, Museum of Modern Art - 1A, 5.00%, 4/1/28	Aa2		292,765
100,000	Trust for Cultural Resources, Revenue Bonds, Whitney Museum of American Art, 5.25%, 7/1/25	A	*	118,502
				6,802,326
	NORTH CAROLINA (1.4%)
385,000	North Carolina Medical Care Commission, Refunding Revenue Bonds, Wakemed, Ser. A, 4.13%, 10/1/38	A1		395,226

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
$250,000	North Carolina Medical Care Commission, Revenue Bonds, Duke University Health System, Ser. A, 5.00%, 6/1/42	Aa2		$282,060
250,000	Raleigh Durham Airport Authority, Revenue Bonds, Ser. B-1, 5.00%, 11/1/28	Aa3		291,452
315,000	State of North Carolina Capital Improvement Obligation, Revenue Bonds, Ser. C, 3.50%, 5/1/27	Aa1		330,791
				1,299,529
	OHIO (2.8%)
200,000	City of Akron, Ohio Community Learning Centers, Refunding Revenue Bonds, Ser. A, 5.00%, 12/1/28	AA	+*	238,060
1,000,000	Cleveland Ohio Airport System Revenue, Revenue Bonds, Ser. C, Assured GTY Insured, 5.00%, 1/1/22	Aa3		1,111,490
350,000	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, The Cleveland Museum Art Project, 5.00%, 10/1/19	AA	+*	428,652
300,000	Ohio State Water Development Authority Revenue, Revenue Bonds, Water Pollution Control Loan-C, 5.00%, 12/1/18	Aaa		370,926
250,000	Ohio University, General Receipts, Revenue Bonds, 4.00%, 12/1/17	Aa3		283,058
125,000	University of Cincinnati, Revenue Bonds, Ser. A, 5.00%, 6/1/18	Aa3		150,326
				2,582,512
	OKLAHOMA (0.3%)
250,000	Oklahoma Capital Improvement Authority, Revenue Bonds, 5.00%, 10/1/23	AA	*	307,505
	OREGON (2.0%)
1,000,000	Oregon State Department of Administrative Services Lottery Revenue, Revenue Bonds, Ser. A, 5.00%, 4/1/29	Aa2		1,160,080
500,000	Oregon State, General Obligation Unlimited, Refunding Revenue Bonds, Ser. N, 5.00%, 12/1/21	Aa1		641,555
				1,801,635
	PENNSYLVANIA (3.7%)
500,000	Centennial School District Bucks County, General Obligation Limited, Ser. A, State Aid Withholding Insured, 5.00%, 12/15/34	Aa2		605,110
200,000	Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bonds, 5.00%, 12/1/31	AA	-*	224,866
495,000	City of Philadelphia Pennsylvania, General Obligation Unlimited, Refunding Bonds, Ser. A, AGM Insured, 5.25%, 12/15/32	Aa3		551,772
1,000,000	Delaware Valley Regional Finance Authority, Permanently Fixed Revenue Bonds, AMBAC Insured, 5.50%, 8/1/18 (2)	A2		1,170,500
200,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, 5.00%, 7/1/21	A1		243,742
300,000	Pittsburgh Public Schools, General Obligation Limited, Ser. B, State Aid Withholding Insured, 4.00%, 9/1/22	A1		340,464

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
$225,000	York County Pennsylvania, General Obligation Unlimited, 4.75%, 3/1/36	AA	*	$247,774
				3,384,228
	PUERTO RICO (1.9%)
250,000	Government Development Bank for Puerto Rico, Revenue Bonds, Senior Notes, Ser. B, 5.00%, 12/1/12	Baa1		252,618
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien:
100,000	Ser. A, 5.00%, 7/1/17	Baa2		109,787
325,000	Ser. A, 5.00%, 7/1/33	Baa2		329,010
250,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. SS, NATL-RE Insured, 5.00%, 7/1/14	Baa1		266,117
600,000	Puerto Rico Electric Power Authority, Revenue Bonds, Ser. TT, 5.00%, 7/1/32	Baa1		618,384
150,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds, First Subser. C, 5.00%, 8/1/35	A3		158,939
				1,734,855
	RHODE ISLAND (0.6%)
500,000	Rhode Island State & Providence Plantations, General Obligation Unlimited, Consolidated Capital Development Loan - Ser. C, NATL-RE Insured, 5.00%, 11/15/16	Aa2		586,105
	SOUTH CAROLINA (2.3%)
1,000,000	Charleston County South Carolina, Capital Improvement Transportation Sales Tax, General Obligation Unlimited, State Aid Withholding Insured, 4.00%, 11/1/29	Aaa		1,116,100
350,000	Charleston South Carolina Waterworks & Sewer Revenue, Refunding and Capital Improvement Revenue Bonds, 5.00%, 1/1/35	Aa1		407,995
150,000	Clemson University South Carolina Athletic Facilities, Refunding Revenue Bonds, 3.00%, 5/1/20	Aa3		165,549
145,000	South Carolina Jobs-Economic Development Authority, Refunding and Improvement Revenue Bonds, Palmetto Health, 5.75%, 8/1/39	Baa1		161,398
250,000	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Georgetown Hospital, Ser. B, 3.50%, 2/1/25	A3		248,400
				2,099,442
	TENNESSEE (1.0%)
250,000	City of Memphis, Tennessee Refunding and General Improvement, General Obligation Unlimited, 5.00%, 5/1/30	Aa2		296,067
300,000	Metropolitan Government of Nashville & Davidson County Tennessee Electric Revenue, Revenue Bonds, Ser. B, 5.00%, 5/15/23	AA	+*	368,718
250,000	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds, Methodist Le Bonheur Healthcare, 5.00%, 5/1/42	A2		270,910
				935,695

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

Principal Amount		Rating (unaudited)		Value
	TEXAS (10.5%)
$1,575,000	Arlington Texas, Special Tax, 5.00%, 8/15/28	A1		$1,749,809
150,000	City of Austin Texas, Water and Wastewater System Revenue, Refunding Revenue Bonds, 5.00%, 11/15/37	Aa2		174,479
130,000	Harris County Texas, Revenue Bonds, Ser. A, NATL-RE Insured, 5.00%, 8/15/16	Aa3		151,953
1,170,000	Harris County Texas, Revenue Bonds, Senior Lien-Toll Road, Ser. A, 5.00%, 8/15/32	Aa3		1,346,799
1,500,000	Hays Texas Consolidated Independent School District, General Obligation Unlimited, Serial CIB, PSF-GTD Insured, 4.50%, 8/15/32	AAA	*	1,591,950
500,000	Laredo Texas Independent School District Public Facility Corp., Lease Revenue Bonds, AMBAC Insured, Ser. C, 5.00%, 8/1/15 (2)	A	*	507,080
10,000,000	Leander Texas Independent School District, General Obligation Unlimited, Capital Appreciation, Refunding & School Building, PSF-GTD Insured, 0.00%, 8/15/41 (1)	AAA	*	2,104,200
1,000,000	Southmost Junior College District Texas, General Obligation Limited, NATL-RE Insured, 5.00%, 2/15/25	Baa2		1,089,260
515,000	Upper Trinity Regional Water District, Revenue Refunding Bond, AMBAC Insured, 5.25%, 8/1/21 (2)	A3		557,580
375,000	Ysleta Texas Independent School District, General Obligation Unlimited, PSF-GTD Insured, 5.00%, 8/15/30	AAA	*	425,670
				9,698,780
	VERMONT (0.6%)
200,000	Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Saint Michael’s College, 5.00%, 10/1/42	Baa1		220,646
250,000	Vermont Municipal Bond Bank, Revenue Bonds, Ser. 1, 5.00%, 12/1/29	Aa2		313,850
				534,496
	VIRGINIA (0.9%)
250,000	University of Virginia, General Refunding Revenue Bonds, 5.00%, 9/1/30	Aaa		306,188
250,000	Virginia State Public School Authority, School Educational Technology NTS-X, Revenue Bonds, State Aid Withholding Insured, 5.00%, 4/15/13	Aa1		257,485
250,000	Virginia State Resources Authority, Revenue Bonds, Virginia Pooled Financing Program - Ser. C, 5.00%, 11/1/18	Aaa		308,662
				872,335
	WASHINGTON (2.4%)
250,000	City of Seattle Washington, Limited Tax Improvement Bonds, General Obligation Limited, 4.25%, 3/1/28	Aa1		278,053

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Principal Amount		Rating (unaudited)		Value
$300,000	Energy Northwest Washington Electric Refunding-Project 3, Revenue Bonds, Ser. A, 5.00%, 7/1/17	Aa1		359,934
500,000	King County Washington School District No. 405 Bellevue, General Obligation Unlimited, School Bond Guaranty Insured, 5.00%, 12/1/19	Aa1		622,970
250,000	Port of Seattle Washington, Revenue Refunding Bonds, Ser. A, 5.00%, 8/1/33	Aa3		291,207
350,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Ser. A, 4.25%, 10/1/37	Aa2		358,067
250,000	Washington State, Motor Vehicle Tax - Senior 520, General Obligation Unlimited, Ser. C, 5.00%, 6/1/32	Aa1		294,535
				2,204,766
	WISCONSIN (1.5%)
150,000	City of Madison Wisconsin Water Utility Revenue, Revenue Bonds, 4.00%, 1/1/32	Aa1		159,276
250,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Ser. B, 5.00%, 2/15/24	A	-*	278,790
750,000	Wisconsin State, General Obligation Unlimited, Ser. C, 4.50%, 5/1/20	Aa2		903,922
				1,341,988
	WYOMING (0.2%)
200,000	Laramie County Wyoming, Revenue Bonds, Cheyenne Regional Medical Center Project, 5.00%, 5/1/42	A	+*	216,956
	TOTAL LONG-TERM MUNICIPAL SECURITIES (99.4%) (Cost $86,041,698)			91,828,752
	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)			565,533
	NET ASSETS (100.0%)			$92,394,285
	NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER OUTSTANDING SHARE ($92,394,285 ÷ 9,009,248 shares outstanding)			$10.26

*	Rated by Moody’s Investor Service except for those marked by an asterisk (*) which are rated by Standard & Poor’s.
**	Security no longer rated by Moody’s and Standard & Poor’s.
(1)	Zero coupon bond.
(2)	In November 2010, AMBAC Financial Group, Inc. (AMBAC) filed for bankruptcy protection under Chapter 11 of the United States Bankruptcy Code.
(3)	When issued security.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments (unaudited)

ADFA - Arkansas Development Finance Authority
AGM - Assured Guaranty Municipal
AMBAC - American Municipal Bond Assurance Corporation
Assured GTY - Assured Guaranty Municipal
BHAC - Berkshire Hathaway Assurance Corporation
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Administration
FSA - Financial Security Assurance
MBIA - Municipal Bond Investors Assurance Corporation
NATL-RE - National Public Finance Guarantee Corporation
PSF-GTD - Permanent School Fund Guaranteed

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2012 (unaudited)

Assets:
Investment securities, at value
(Cost - $86,041,698)	$91,828,752
Interest receivable	885,736
Other	68,864
Prepaid expenses	16,254
Receivable for capital shares sold	2,212
Total Assets	92,801,818

Liabilities:
Payable for securities purchased	273,178
Dividends payable to shareholders	47,165
Due to custodian	18,190
Payable for capital shares redeemed	11,043
Accrued expenses:
Advisory fee	37,726
Other	20,231
Total Liabilities	407,533

Net Assets	$92,394,285

Net assets consist of:
Capital stock, at $0.01 par value (authorized 65,000,000, outstanding 9,009,248 shares)	$90,092
Additional paid-in capital	92,057,250
Distributions in excess of net investment income	(21,879)
Accumulated net realized loss on investments	(5,518,232)
Net unrealized appreciation of investments	5,787,054
Net Assets	$92,394,285
Net Asset Value, Offering and Redemption Price per Outstanding Share ($92,394,285 ÷ 9,009,248 shares outstanding)	$10.26

Statement of Operations
for the Six Months Ended August 31, 2012 (unaudited)

Investment Income:
Interest	$1,693,265
Expenses:
Advisory fee	238,809
Service and distribution plan fees	119,404
Auditing and legal fees	69,305
Printing and postage	25,690
Custodian fees	22,326
Transfer agent fees	17,376
Registration and filing fees	16,136
Directors’ fees and expenses	10,080
Insurance	5,240
Other	18,687
Total Expenses Before Fees Waived and Custody Credits	543,053
Less: Service and Distribution Plan Fees Waived	(119,404)
Less: Custody Credits	(581)
Net Expenses	423,068
Net Investment Income	1,270,197
Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain	1,491,003
Change in Net Unrealized Appreciation/(Depreciation)	423,114
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments	1,914,117
Net Increase in Net Assets from Operations	$3,184,314

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2012 (unaudited) and for the Year Ended February 29, 2012

	Six Months Ended
	August 31, 2012	Year Ended
	(unaudited)	February 29, 2012
Operations:
Net investment income	$1,270,197	$2,436,197
Net realized gain on investments	1,491,003	438,970
Change in net unrealized appreciation/(depreciation)	423,114	5,647,855
Net increase in net assets from operations	3,184,314	8,523,022

Distributions to Shareholders:
Net investment income	(1,270,197)	(2,436,465)

Capital Share Transactions:
Proceeds from sale of shares	6,707,806	22,608,647
Net assets of shares issued in connection with merger (Note 3)	14,485,862	—
Proceeds from reinvestment of dividends to shareholders	989,533	1,821,527
Cost of shares redeemed	(27,107,557)	(12,084,438)
Net increase/(decrease) in net assets from capital share transactions	(4,924,356)	12,345,736
Total Increase/(Decrease) in Net Assets	(3,010,239)	18,432,293

Net Assets:
Beginning of period	95,404,524	76,972,231
End of period	$92,394,285	$95,404,524
Distributions in excess of net investment income, at end of period	$(21,879)	$(21,879)

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc., (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Fund is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates, and such differences could be material.

(A) Security Valuation: The investments are valued each business day at market value using prices supplied by an independent pricing service (the “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

(B) Fair Value Measurements: The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of August 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Long-Term Municipal Securities	$0	$91,828,752	$0	$91,828,752
Total Investments in Securities	$0	$91,828,752	$0	$91,828,752

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

For the six months ended August 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the six months ended August 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

(C) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. Dividends credited to a shareholder’s account are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains at least annually.

The amount of dividends and distributions from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(D) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its net investment income and capital gains to its shareholders. Therefore, no provision for federal income tax is required. Management has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years (fiscal years ended February 28, 2009 through February 29, 2012), and has concluded that no provision for federal or state income tax is required in the Fund’s financial statements. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(E) Security Transactions: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(F) Representations and Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(G) Subsequent Events: Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued, and except as already included in the notes to these financial statements, has determined that no additional items require disclosure.

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements (unaudited)

2. Capital Share Transactions

Transactions in capital stock were as follows:

	Six Months Ended
	August 31, 2012	Year Ended
	(unaudited)	February 29, 2012
Shares sold	665,874	2,294,103
Shares issued to shareholders in reinvestment of dividends	97,453	186,654
Shares redeemed	(2,688,921)	(1,232,731)
Net increase/(decrease)	(1,925,594)	1,248,026
Dividends per share from net investment income	$0.1362	$0.2894

3. Reorganization

On May 18, 2012, The Value Line Tax Exempt Fund, Inc. (the “Surviving Fund”) acquired all of the assets and assumed the liabilities of the Value Line New York Tax Exempt Trust (the “Acquired Trust”), in a tax-free exchange for Federal tax purposes, pursuant to a plan of reorganization (the “Reorganization”) approved by the Board of the Surviving Fund, the Acquired Trust, and shareholders of record of the Acquired Trust as of the applicable record date. All of the expenses incurred in connection with the Reorganization were paid by both the Acquired Trust and Surviving Fund proportionately based on the funds’ respective net assets. The total Reorganization costs are estimated to be $123,474. The value of shares issued by the Surviving Fund is presented in the Statement of Changes in Net Assets. The following table sets forth the number of shares issued by the Surviving Fund, the net assets and unrealized appreciation or depreciation of the Acquired Trust immediately prior to the Reorganization, and the net assets of the Surviving Fund immediately prior to and after the Reorganization:

Date of Reorganization	Surviving Fund	Shares Issued In Acquisition	Net Assets Before Reorganization	Net Assets After Reorganization
5-18-12	The Value Line Tax Exempt Fund, Inc.	1,523,225	$89,797,170	$105,301,354

Date of Reorganization	Acquired Trust	Shares Outstanding	Acquired Portfolio Net Assets	Acquired Portfolio Unrealized Depreciation
5-18-12	Value Line New York Tax Exempt Trust	1,654,552	$15,504,184	$(1,018,323)

The Value Line Tax Exempt Fund, Inc.

August 31, 2012

Assuming the Reorganization had been completed on March 1, 2012, the beginning of the year for the Surviving Fund, the Surviving Fund’s pro forma results of operations for the period ended August 31, 2012 are as follows:

Net investment income	$1,373,451
Net gain on investments	$2,024,811
Net increase in net assets from operations	$3,398,262

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Trust that have been included in the Surviving Fund’s Statement of Operations since May 18, 2012.

4. Purchases and Sales of Securities

Purchases and sales of municipal securities, excluding short-term securities, were as follows:
Six Months Ended
August 31, 2012
(unaudited)
Purchases:
Long-term Obligations	$17,610,185
Sales:
Long-term Obligations	$33,029,005

5. Income Taxes

At August 31, 2012, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$86,041,698
Gross tax unrealized appreciation	$5,826,808
Gross tax unrealized depreciation	(39,754)
Net tax unrealized appreciation on investments	$5,787,054

6. Investment Advisory Fee, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $238,809 was paid or payable to EULAV Asset Management (the “Adviser”) for the six months ended August 31, 2012. This was computed at an annual rate of 0.50% of the Fund’s average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers of the Fund and pays their salaries.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, which compensates EULAV Securities LLC (the “Distributor”) for advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. Fees amounting to $119,404, before fee waiver, were accrued under the Plan for the six months ended August 31, 2012. Effective July 1, 2008 through June 30, 2013, the Distributor contractually agreed to waive the 12b-1 fee for one year periods. For the six months ended August 31, 2012, all 12b-1 fees were waived. The Distributor has no right to recoup previously waived amounts.

For the six months ended August 31, 2012, the Fund’s expenses were reduced by $581 under a custody credit arrangement with the custodian.

Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the Funds’ respective net assets. The Fund bears all other costs and expenses.

Certain officers and a Trustee of the Adviser are also officers and a director of the Fund. At August 31, 2012, the officers and directors of the Fund as a group owned 6,302 shares, representing less than 1% of the outstanding shares.

The Value Line Tax Exempt Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended
	August 31, 2012		Years Ended on Last Day of February,
	(unaudited)		2012	2011		2010	2009	2008
Net asset value, beginning of period	$10.14		$9.43	$9.60		$9.36	$9.29	$10.56
Income from investment operations:
Net investment income	0.14		0.29	0.33		0.38	0.37	0.39
Net gains or (losses) on securities (both realized and unrealized)	0.12		0.71	(0.17)		0.24	0.07	(1.21)
Total from investment operations	0.26		1.00	0.16		0.62	0.44	(0.82)

Less distributions:
Dividends from net investment income	(0.14)		(0.29)	(0.33)		(0.38)	(0.37)	(0.39)
Distributions from net realized gains	—		—	—		—	—	(0.06)
Total distributions	(0.14)		(0.29)	(0.33)		(0.38)	(0.37)	(0.45)

Net asset value, end of period	$10.26		$10.14	$9.43		$9.60	$9.36	$9.29

Total return	2.55	%(1)	10.77%	1.67%		6.70%	4.74%	(8.03)%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$92,394		$95,405	$76,972		$84,067	$84,868	$89,752
Ratio of expenses to average net assets(2)	1.14	%(4)	1.13%	1.01	%(3)	1.02%	0.99%	0.93%
Ratio of expenses to average net assets(5)	0.89	%(4)	0.88%	0.74	%(6)	0.76%	0.69%	0.65%
Ratio of net investment income to average net assets	2.66	%(4)	2.95%	3.45%		3.99%	3.87%	3.83%
Portfolio turnover rate	19	%(1)	24%	36%		146%	307%	213%

(1)	Not annualized.

(2)
Ratio reflects expenses grossed up for the custody credit arrangement and grossed up for the waiver of the service and distribution plan fees by the Distributor. The ratio of expenses to average net assets, net of custody credits, but exclusive of the fee waivers would have been 1.00% for the year ended February 28, 2011, 1.01% for the year ended February 28, 2010, 0.94% for the year ended February 28, 2009, 0.90% for the year ended February 29, 2008 and would have been unchanged for the other periods shown.

(3)	Ratio reflects expenses grossed up for the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

(4)	Annualized.

(5)	Ratio reflects expenses net of the custody credit arrangement and net of the waiver of the service and distribution plan fees by the Distributor.

(6)	Ratio reflects expenses net of the reimbursement by Value Line, Inc. of certain expenses incurred by the Fund.

See Notes to Financial Statements.

The Value Line Tax Exempt Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies for the 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 12 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Interested Director*
Mitchell E. Appel YOB: 1970 Other Directorships: None	Director	Since 2010
President of each of the Value Line Funds since  June 2008; Chief Financial Officer of Value Line, Inc. (“Value Line”) from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Non-Interested Directors
Joyce E. Heinzerling 500 East 77th Street New York, NY 10162 YOB: 1956 Other Directorships: Burnham Investors Trust, since 2004 (4 funds).	Director	Since 2008	President, Meridian Fund Advisers LLC. (consultants) since April 2009; General Counsel, Archery Capital LLC (private investment fund) until April 2009.
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 YOB: 1931 Other Directorships: None	Director	Since 2000
Professor of History, Williams College, (1961-2002). Professor Emeritus since 2002; President Emeritus since 1994 and President, (1985-1994); Chairman (1993-1997) and Interim President (2002-2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 YOB: 1935 Other Directorships: None	Director	Since 1997	Professor, Skidmore College since 2008; Visiting Professor of Classics, Williams College, (1999-2008); President Emeritus, Skidmore College since 1999 and President, (1987-1998).

The Value Line Tax Exempt Fund, Inc.

Management of the Fund

Name, Address, and YOB	Position	Length of Time Served	Principal Occupation During the Past 5 Years
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 YOB: 1939 Other Directorships: None	Director	Since 1984	Chairman, Institute for Political Economy.
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 YOB: 1949 Other Directorships: None	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser).
Daniel S. Vandivort 59 Indian Head Road Riverside, CT 06878 YOB: 1954 Other Directorships: None	Director (Chairman of Board Since 2010)	Since 2008	President, Chief Investment Officer, Weiss, Peck and Greer/Robeco Investment Management (2005-2007); Managing Director, Weiss, Peck and Greer, (1995-2005).
Officers
Mitchell E. Appel YOB: 1970	President	Since 2008
President of each of the Value Line Funds since June 2008; Chief Financial Officer of Value Line from April 2008 to December 2010 and from September 2005 to November 2007; Director from February 2010 to December 2010; Chief Financial Officer of XTF Asset Management from November 2007 to April 2008; Chief Financial Officer of the Distributor since April 2008 and President since February 2009; President of the Adviser since February 2009, Trustee since December 2010 and Treasurer since January 2011.

Michael J. Wagner YOB: 1950	Chief Compliance Officer	Since 2009
Chief Compliance Officer of the Value Line Funds since June 2009; President of Northern Lights Compliance Service, LLC (formerly Fund Compliance Services, LLC (2006 – present)) and Senior Vice President (2004 – 2006) and President and Chief Operations Officer (2003 – 2006) of Gemini Fund Services, LLC; Director of Constellation Trust Company until 2008.

Emily D. Washington YOB: 1979	Treasurer and Secretary	Since 2008
Treasurer and Chief Financial Officer (Principal Financial and Accounting Officer) of each of the Value Line Funds since August 2008 and Secretary since 2010; Associate Director of Mutual Fund Accounting at Value Line until August 2008.

*	Mr. Appel is an “interested person” as defined in the Investment Company Act of 1940 by virtue of his position with the Adviser and Distributor.

Unless otherwise indicated, the address for each of the above officers is c/o Value Line Funds, 7 Times Square, New York, NY 10036.
The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and is available, without charge, upon request by calling 1-800-243-2729 or on the Fund’s website, www.vlfunds.com.

The Value Line Tax Exempt Fund, Inc.

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The Value Line Tax Exempt Fund, Inc.

The Value Line Family of Funds

In 1950, Value Line started its first mutual fund. Since then, knowledgeable investors have been relying on the Value Line Funds to help them build their financial futures. Over the years, Value Line Funds has evolved into what we are today – a diversified family of no-load mutual funds with a wide range of investment objectives – ranging from small, mid and large capitalization equities to taxable and tax-exempt fixed income. We also provide strategies that effectively combine both equities and fixed income, diligently taking into account the potential risk and reward of each investment.

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — Value Line U.S. Government Money Market Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests in U.S. common stocks of small capitalization companies, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from EULAV Securities LLC, 7 Times Square, New York, New York 10036-6524 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 11.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 6, 2012